Fidelity (logo) InvestmentsR|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000

August 19, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  File Room

Re:	Fidelity Advisor Series VII (the trust):
Fidelity Advisor Global Real Estate Fund (the fund)
File Nos. 002-67004 and 811-03010

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust